Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Summary of trade and other payables

	As of December 31, 2025	As of December 31, 2024
Noncurrent
Payables to third parties (1) (2)	292,236	—

Total other noncurrent accounts payables	292,236	—

Total noncurrent trade and other payables	292,236	—

Current
Accounts payable:
Suppliers	399,373	435,768
Customer advances	—	37,651

Total current accounts payables	399,373	473,419

Other accounts payables:
Payables to third parties (2) (3)	19,236	13,200
Extraordinary fee for Gas IV Plan	425	415
Payables to partners of joint operations	96	152

Total other current accounts payables	19,757	13,767

Total current trade and other payables	419,130	487,186

(1)	As of December 31, 2025, mainly includes 222,749 in connection with the liability assumed for the acquisition of Vista Lach (Note 1.2.2 and 32).
(2)	As of December 31, 2025, includes 68,298 and 19,236 noncurrent and current payables to third parties, respectively, related to the Farmout Agreement mentioned in Note 1.2.1.
(3)	See Note 28.1.2.